UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common units outstanding	29,093,133	29,694,433
General Partners, units outstanding	622,296	622,296